Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangibles
Summary of the Company's intangible assets

	2012			2011
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	5,745	(2,812)	2,933	5,427	(2,386)	3,041
Favorable leases and other	802	(380)	422	769	(339)	430
	$12,945	$(3,192)	$9,753	$12,594	$(2,725)	$9,869